LONG-TERM DEBT (Details 2)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 GBP (£)	May 24, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 GBP (£)	Dec. 31, 2012 Fixed Rate Notes Nbg Funding Ltd [Member] GBP (£)		Dec. 31, 2012 Subordinated Fixed Rate Notes Nbg Finance Plc I [Member] EUR (€)	Dec. 31, 2012 Variable Rate Notes Nbg Funding Ltd I [Member] EUR (€)		Dec. 31, 2012 Variable Rate Notes Nbg Funding Ltd Ii [Member] EUR (€)		Dec. 31, 2012 Variable Rate Notes Nbg Funding Ltd Iii [Member] USD ($)		Dec. 31, 2012 Variable Rate Notes Nbg Funding Ltd Iv [Member] EUR (€)		Dec. 31, 2012 Fixed Corporate Bonds Finansbank I [Member] USD ($)	Dec. 31, 2012 Fixed Covered Bonds Nbg [Member] EUR (€)		Dec. 31, 2012 Fixed Rate Notes Finansbank I [Member] USD ($)	Dec. 31, 2012 Fixed Rate Loans Finansbank I [Member] TRY	Dec. 31, 2012 Variable Corporate Bonds Finansbank [Member] USD ($)		Dec. 31, 2012 Fixed Rate Notes Finansbank Ii [Member] USD ($)	Dec. 31, 2012 Fixed Rate Notes Nbg I [Member] EUR (€)		Dec. 31, 2012 Fixed Rate Loans Finansbank Ii [Member] TRY	Dec. 31, 2012 Fixed Rate Loans Finansbank Iii [Member] TRY	Dec. 31, 2012 Fixed Rate Loans Finansbank Iv [Member] TRY	Dec. 31, 2012 Fixed Rate Loans Nbg Finance Plc I [Member] EUR (€)		Dec. 31, 2012 Variable Rate Notes Nbg I [Member] EUR (€)		Dec. 31, 2012 Variable Rate Notes Finansbank I [Member] EUR (€)	Dec. 31, 2012 Variable Rate Notes Finansbank Ii [Member] USD ($)	Dec. 31, 2012 Financings Under The Hellenic Republic Bank Support Plan Nbg [Member] EUR (€)
Outstanding Senior Debt [Line Items]
Issue date																			March 24, 2006	October 7, 2009		May 11, 2011	November 2, 2011	March 15, 2005		November 1, 2012	December 20, 2012		November 30, 2011	May 11, 2012	June 11, 2012	September 21, 2010		September 1, 2009		December 20, 2012	December 20, 2012	February 24, 2012
Maturity date																			March 2013	October 2016		May 2016				November 2017	December 2024							September 2016		November 2024	November 2017
Interest rate																			Fixed interest rate of 6.5%	Fixed coupon rate of 3.875%		Fixed interest rate of 5.5%				Fixed interest rate of 5.15%	Fixed interest rate of 2.535%							Three-month Euribor plus 0.576%		EURIBOR plus 3.6%.	LIBOR plus 3.4%
Interest payment period																			Semi-annually	Annually		Semi-annually				Semi-annually	Quarterly							Quarterly		Quarterly	Quarterly
Redemption date																							April 27, 2012						May 25, 2012	November 5, 2012	December 4, 2012	February 22, 2012
Nominal amount				€ 3,000,000,000															$ 110,000,000	€ 846,200,000	[1]	$ 500,000,000	150,000,000	$ 500,000,000	[2]	$ 350,000,000	€ 60,000,000	[3]	200,000,000	400,000,000	700,000,000	€ 80,000,000		€ 250,000,000	[3]	€ 50,000,000	$ 75,000,000	€ 3,000,000,000	[4]
Repurchased date																								February 15, 2012														May 24, 2012
Own held by the group (nominal amount in million)																			39,000,000			133,300,000				13,800,000
Currency																			USD	EUR		USD	TL	USD		USD	EUR		TL	TL	TL	EUR	[5]	EUR		EUR	USD	EUR
Interest Percentage																			6.50%	3.875%		5.50%				5.15%	2.535%							0.576%		3.60%	3.40%
Outstanding Senior Debt Fixed Parentheticals [Abstract]
Carrying amount		600,100,000				1,059,300,000
Amortized cost		849,200,000				1,497,800,000
Net gains resulting from changes in fair value		0				103,300,000
Fair value gains attributable to changes in instrument specific credit risk		3,000,000				190,300,000
Repurchase and cancellation of covered bonds		653,800,000			31,300,000
Outstanding Senior Debt Variable Parentheticals [Abstract]
Purchases of securities with nominal value	47,500,000	117,300,000	39,200,000
Outstanding Subordinated Debt [Line Items]
Issue date								November 8, 2006	[6],[7],[8]	August 3, 2010	July 11, 2003	[6],[7],[8]	November 3, 2004	[6],[7],[8]	November 3, 2004	[6],[7],[8]	February 16, 2005	[6],[7],[8]
Maturity date								November 2037	[6],[7],[8]	August 2020 (Early redemption 2015)	July 2034	[6],[7],[8]	November 2035	[6],[7],[8]	November 2035	[6],[7],[8]	February 2036	[6],[7],[8]
Interest rate								6.2889% fixed per annum until November 8, 2016 and thereafter floating of three month Libor plus 2.08%	[6],[7],[8]	7.0% for the first five years and 9.5% thereafter.	Three-month Euribor plus 175 bps until July 11, 2013 and three-month Euribor plus 275 bps thereafter	[6],[7],[8]	The 10-year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%	[6],[7],[8]	The 10 year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8.5%	[6],[7],[8]	The difference of the 10-year EUR CMS mid swap rate minus the two-year mid swap rate multiplied by four subject to a minimum rate of 3.25% and capped at 10%	[6],[7],[8]
Interest payment period								Annually up to November 8, 2016	[6],[7],[8]	Annually	Quarterly	[6],[7],[8]	Semi annually	[6],[7],[8]	Semi annually	[6],[7],[8]	Annually	[6],[7],[8]
Nominal amount								375,000,000	[6],[7],[8]	450,000,000	350,000,000	[6],[7],[8]	350,000,000	[6],[7],[8]	180,000,000	[6],[7],[8]	230,000,000	[6],[7],[8]
Own held by group (nominal amount)									[6],[7],[8]	431,600,000		[3],[7],[8]		[3],[7],[8]		[3],[7],[8]		[3],[7],[8]
Currency								GBP	[6],[7],[8]	EUR	EUR	[6],[7],[8]	EUR	[6],[7],[8]	USD	[6],[7],[8]	EUR	[6],[7],[8]
Outstanding Subordinated Debt Parentheticals [Abstract]
Additional nominal amount purchased in EUR		3,700,000				19,000,000
Additional nominal amount purchased in USD	100,000				1,900,000
Additional nominal amount purchased in GBP			7,900,000				11,100,000
Summary Of Outstanding Other Debt [Abstract]
Other Fixed debt in EUR		81,374,000
Other Fixed debt in TL		3,872,000
Other Fixed debt in USD		43,560,000
Other Floating debt in EUR		118,858,000
Other Floating debt in USD		83,156,000
Fixed rate borrowings		128,806,000
Floating rate borrowings		€ 202,014,000

[1]	Includes fixed rate covered bonds issued by the Bank, which are described in Note 13 and has been designated as financial liability at fair value through profit or loss. On August 1, 2012, the Bank proceeded with cancellation of the repurchase of covered bonds of EUR 653.8 million. During 2012, net gains of NIL (2011: net gains of EUR 103.3 million) resulting from changes in the fair value of these notes were recorded in Net trading loss. Fair value gains of EUR 3.0 million were attributable to changes in instrument specific credit risk (2011: EUR 190.3 million), measured based on changes in the Bank’s own credit spread. Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2012 were EUR 600.1 million and EUR 849.2 million respectively (2011: EUR 1,059.3 million and EUR 1,497.8 million, respectively).
[2]	The outstanding amount of Series 2005-A as of December 31, 2011 was USD 31.3 million.
[3]	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.
[4]	These Notes were held by the Bank and therefore, were not presented as liabilities on the Group’s Balance Sheet (see Note 17).
[5]	The proceeds of the Notes issued by NBG Finance Plc were ultimately lent to the Bank.
[6]	The proceeds of the instruments issued by NBG Funding Ltd have been lent to NBG Finance Plc, NBG Finance (Dollar) Plc and NBG Finance (Sterling) Plc through Eurobond issues and ultimately lent to the Bank under loan agreements with the same terms as each one of the instruments referred to above but with a 31-year maturity.
[7]	Within 2011, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 19.0 million of series A, B and D, GBP 11.1 million of series E and USD 1.9 million of series C. On January 3, 2012, the Bank announced a voluntary tender offer (the “Offer”) for the acquisition of any and all of the five series of the preferred securities issued by the Bank’s subsidiary, NBG Funding Ltd. Based upon the aggregate nominal amounts of the securities validly tendered for purchase pursuant to the Offer, the Bank accepted for purchase securities in EUR with nominal value of EUR 117.3 million, securities in USD with nominal value of USD 47.5 million and securities in GBP with nominal value of GBP 39.2 million. The settlement date for the purchase by the Bank of the above securities was the January 19, 2012 and the purchase was funded by existing liquidity reserves of the Bank.
[8]	Subsequent to the Offer, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 3.7 million of series A, B and D, GBP 7.9 million of series E and USD 0.1 million of series C